Fair Value, Assets and Liabilities Measured on a Recurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) $ / loan	Dec. 31, 2014 USD ($) $ / loan
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	$ 12,415	$ 12,738
Fair Value Inputs [Abstract]
Aggregate Fair Value Of Derivative Loan Commitments Net Asset (Liability)	$ 56	$ 98
Interest rate contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	0.10%	0.00%
Loss severity	50.00%	50.00%
Prepayment rate	0.30%
Interest rate contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	9.60%	0.02%
Loss severity	50.00%	50.00%
Prepayment rate	2.50%
Interest rate contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Default rate	2.60%	0.01%
Loss severity	50.00%	50.00%
Prepayment rate	2.20%
Derivative Loan Commitments [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	1.00%	1.00%
Initial-value servicing	(0.306%)	(0.311%)
Derivative Loan Commitments [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	99.00%	99.00%
Initial-value servicing	1.27%	1.133%
Derivative Loan Commitments [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Fall-out factor	18.80%	24.50%
Initial-value servicing	0.415%	0.465%
Equity contract [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	6 months	1 year
Conversion factor	(10.60%)	(11.20%)
Equity contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	(77.00%)	(56.00%)
Volatility factor	6.50%	8.30%
Equity contract [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	2 years	2 years
Conversion factor	0.00%	0.00%
Equity contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	98.50%	96.30%
Volatility factor	91.30%	80.90%
Equity contract [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Weighted average life	1 year 6 months	1 year 3 months 18 days
Conversion factor	(8.10%)	(8.40%)
Equity contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs [Abstract]
Correlation factor	66.00%	42.10%
Volatility factor	24.20%	28.30%
Credit contract [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(53.60%)	(28.60%)
Credit contract [Member] | Minimum [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	0.00%	0.00%
Fair Value Inputs [Abstract]
Loss severity	13.00%	11.50%
Credit contract [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	18.20%	26.30%
Credit contract [Member] | Maximum [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	19.90%	17.00%
Fair Value Inputs [Abstract]
Loss severity	73.00%	72.50%
Credit contract [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(0.60%)	1.80%
Credit contract [Member] | Weighted Average [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Fair Value Assumptions, Credit Spread	1.60%	0.90%
Fair Value Inputs [Abstract]
Loss severity	49.60%	48.70%
Government, healthcare and other revenue bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.80%	0.40%
Government, healthcare and other revenue bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.60%	5.60%
Government, healthcare and other revenue bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.90%	1.50%
Auction rate and other municipal bonds [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.80%	1.50%
Weighted average life	1 year	1 year 3 months 18 days
Auction rate and other municipal bonds [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.50%	7.60%
Weighted average life	10 years	19 years 4 months 24 days
Auction rate and other municipal bonds [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.00%	3.90%
Weighted average life	4 years 8 months 12 days	6 years 4 months 24 days
Collateralized loan and other debt obligations [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(20.00%)	(53.90%)
Collateralized loan and other debt obligations [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	20.30%	25.00%
Collateralized loan and other debt obligations [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	2.90%	0.90%
Auto loans and leases [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		0.40%
Auto loans and leases [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		0.40%
Auto loans and leases [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		0.40%
Diversified payment rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.00%	0.90%
Diversified payment rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	5.00%	7.10%
Diversified payment rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.20%	2.90%
Other commercial and consumer [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	2.50%	1.90%
Weighted average life	1 year	1 year 7 months 6 days
Other commercial and consumer [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.30%	21.50%
Weighted average life	9 years 4 months 25 days	10 years 8 months 12 days
Other commercial and consumer [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.80%	5.00%
Weighted average life	4 years 3 months 18 days	4 years
Perpetual preferred securities [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		4.10%
Weighted average life		1 year
Perpetual preferred securities [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		9.30%
Weighted average life		11 years 9 months 18 days
Perpetual preferred securities [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate		6.60%
Weighted average life		9 years 8 months 12 days
Mortgages held for sale [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	1.10%	1.10%
Default rate	0.50%	0.40%
Loss severity	0.10%	0.10%
Prepayment rate	2.60%	2.00%
Mortgages held for sale [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(53.30%)	(93.00%)
Mortgages held for sale [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.30%	7.70%
Default rate	13.70%	15.00%
Loss severity	22.70%	26.40%
Prepayment rate	9.60%	15.50%
Mortgages held for sale [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	0.00%	10.00%
Mortgages held for sale [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	4.70%	5.20%
Default rate	3.60%	2.60%
Loss severity	11.20%	18.30%
Prepayment rate	6.40%	8.10%
Mortgages held for sale [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(32.60%)	(30.00%)
Loans [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	0.00%	0.00%
Prepayment rate	0.20%	0.60%
Utilization rate	0.00%	0.00%
Loans [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.90%	3.80%
Prepayment rate	100.00%	100.00%
Utilization rate	0.80%	1.00%
Loans [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	3.10%	3.10%
Prepayment rate	14.60%	11.20%
Utilization rate	0.30%	0.40%
Residential mortgage servicing rights [Member] | Minimum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	6.80%	5.90%
Prepayment rate	10.10%	8.00%
Cost to service per loan | $ / loan	70	86
Residential mortgage servicing rights [Member] | Maximum [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	11.80%	16.90%
Prepayment rate	18.90%	22.00%
Cost to service per loan | $ / loan	599	683
Residential mortgage servicing rights [Member] | Weighted Average [Member] | Discounted cash flow [Member]
Fair Value Inputs [Abstract]
Discount rate	7.30%	7.60%
Prepayment rate	11.40%	12.50%
Cost to service per loan | $ / loan	168	179
Other assets: nonmarketable equity investments [Member] | Minimum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(19.10%)	(19.70%)
Other assets: nonmarketable equity investments [Member] | Maximum [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(5.50%)	(4.00%)
Other assets: nonmarketable equity investments [Member] | Weighted Average [Member] | Market Comparable Pricing [Member]
Fair Value Inputs [Abstract]
Comparability adjustment	(15.10%)	(14.70%)
Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	$ 29,620	$ 34,866
Mortgages held for sale, carried at fair value	13,539	15,565
Loans	5,316	5,788
Mortgage servicing rights	12,415	12,738
Fair Value Inputs [Abstract]
Assets, Fair Value Disclosure	384,187	378,099
Fair Value, Inputs, Level 3 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	1,498	2,270
Mortgages held for sale, carried at fair value	1,082	2,313
Loans	5,316	5,788
Mortgage servicing rights	12,415	12,738
Total insignificant level 3 assets, net of liabilities	516	507
Fair Value Inputs [Abstract]
Assets, Fair Value Disclosure	27,664	32,324
Assets, Fair Value Disclosure, Net of Liabilities	26,166	30,054
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Interest rate contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	230	196
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Derivative Loan Commitments [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	58	97
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	72	162
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Equity contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(183)	(246)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	(9)	(192)
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Credit contract [Member] | Option model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Net derivative assets and liabilities	6	3
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	1,213	1,900
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Government, healthcare and other revenue bonds [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	51	61
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auction rate and other municipal bonds [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	244	323
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	565	967
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Collateralized loan and other debt obligations [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	343	565
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Auto loans and leases [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities		245
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Diversified payment rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	608	661
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	508	750
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other commercial and consumer [Member] | Vendor priced [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	66	40
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Perpetual preferred securities [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities		663
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	1,033	2,235
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Mortgages held for sale [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale, carried at fair value	49	78
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Loans [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Loans	5,316	5,788
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Residential mortgage servicing rights [Member] | Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgage servicing rights	12,415	12,738
Fair Value, Inputs, Level 3 [Member] | Recurring [Member] | Other assets: nonmarketable equity investments [Member] | Market Comparable Pricing [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Other assets: nonmarketable equity investments	3,065	2,512
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Fair Value Inputs [Abstract]
Aggregate Fair Value Of Derivative Loan Commitments Net Asset (Liability)	2
Fair Value, Inputs, Level 2 [Member] | Recurring [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Financial and Nonfinancial Liabilities, Fair Value Disclosure	83,031	86,958
Mortgages held for sale, carried at fair value	12,457	13,252
Loans	0	0
Mortgage servicing rights	0	0
Fair Value Inputs [Abstract]
Assets, Fair Value Disclosure	357,215	356,030
Collateralized Debt Obligations [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading and available for sale securities	$ 257	$ 500
Non modified loans [Member] | Minimum [Member]
Fair Value Inputs [Abstract]
Cost to service per loan | $ / loan	70	86
Non modified loans [Member] | Maximum [Member]
Fair Value Inputs [Abstract]
Cost to service per loan | $ / loan	335	270